Schedule of related party balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Former Affiliates [Member]
Related Party Transaction [Line Items]
Total Due from related parties		$ 277
Due to related parties	(7)	(195)
Shareholders Related To Acquisitions [Member]
Related Party Transaction [Line Items]
Total Due from related parties		92
Due to related parties	(75)	(93)
Related Party [Member]
Related Party Transaction [Line Items]
Total Due from related parties		369	$ 76
Due to related parties	(82)	(288)
Ending (Due to) Due from related parties, net	$ (82)	$ 81